Inventories (Details) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Coke inventory on hand	$ 1,414,703,000	$ 1,249,353,000
Short term inventories	11,164,370,000	10,203,810,000
Long term inventories	$ 1,688,890,000	1,519,929,000
Short-term borrowings [member]
Inventories [Line Items]
Short term inventories		4,381,748,000
Long-term borrowings [member]
Inventories [Line Items]
Long term inventories		$ 1,414,703,000